Appendix 5 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Appendix 5 Details of Assets and Liabilities in Foreign Currency

APPENDIX 5 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY:

This appendix forms an integral part of these consolidated financial statatemens.

The detail of assets and liabilities denominated in foreign currencies is the following:

ASSETS	Foreign currency	31-12-2017	12-31-2016	01-01-2016
ASSETS	Foreign currency	ThUS$	ThUS$	MUS$
CURRENT ASSETS
Cash and cash equivalents		1,472,763	2,689,456	1,668,868
	Dollars	306,590	667,936	31,155
	Euros	7,605	-	-
	Real	470,360	297,395	128,428
	CP	322,022	410,744	220,699
	Soles	145,950	151,841	48,932
	Argentine Peso	219,761	214,806	63,202
	$ non-adjustable	475	946,734	1,176,452

Other current financial assets		110,352	136,256	96,123
	Dollars	-	32,602	22,774
	Real	64,924	97,693	67,830
	CP	44,890	4,395	4,277
	Soles	-	6	-
	Argentine Peso	412	1,502	977
	$ non-adjustable	126	58	265

Other non-current financial assets		195,516	143,435	143,614
	Dollars	7,986	567	252
	Euros	4	2,927	-
	Real	154,365	113,027	113,027
	CP	7,745	4,079	13,693
	Soles	15,563	15,710	12,941
	Argentine Peso	9,276	6,892	3,643
	$ non-adjustable	577	233	58

Trade and other current receivables		2,465,905	1,538,858	1,532,234
	Dollars	51,232	15,917	44,431
	Euros	-	127	-
	Real	1,617,078	805,495	757,554
	CP	255,373	230,998	252,486
	Soles	155,757	162,193	188,697
	Argentine Peso	382,874	321,815	288,038
	$ non-adjustable	3,591	2,313	1,028

Current accounts receivable from related parties		7,403	45,620	5,023
	Dollars	1,525	-	-
	Euros	1,429	1,381	1,524
	Real	2,081	578	39
	CP	1,444	1,831	3,169
	Soles	37	13	-
	Argentine Peso	763	166	59
	$ non-adjustable	124	41,651	232

Inventories		246,089	99,198	133,854
	Dollars	2,063	2,021	17,173
	Euros	141	596	107
	Real	134,993	2,530	1,268
	CP	48,142	41,588	27,012
	Soles	41,860	38,802	45,945
	Argentine Peso	18,890	13,661	42,349

Current tax assets		47,393	122,971	66,822
	Real	35,303	30,139	19,797
	CP	6	-	8
	Soles	3,516	637	480
	Argentine Peso	452	4,156	6,372
	$ non-adjustable	8,116	88,039	40,165

Non-current assets or disposal groups held for sale or held for distribution to owners	Dollars	-	-	7,496,812
		-	-	7,496,812

TOTAL CURRENT ASSETS		4,545,421	4,775,794	11,143,350

ASSETS	Foreign currency	12-31-17	12-31-2016	01-01-2016
		ThUS$	ThUS$	MUS$
NON-CURRENT ASSETS
Other non-current financial assets		1,752,267	1,029,310	689,321
	Real	1,751,136	1,026,901	688,403
	CP	1,103	1,907	868
	Soles	-	-	19
	Argentine Peso	28	502	31

Other non-current non-financial assets		464,501	108,407	109,219
	Real	450,510	96,697	85,118
	CP	7,159	6,192	4,760
	Argentine Peso	4,429	3,115	5,530
	$ non-adjustable	2,403	2,403	13,811

Trade and other non-current receivables		712,717	537,212	561,417
	Dollars	363,077	28,850	382,895
	Real	273,768	86,977	114,836
	CP	37,100	33,676	13,824
	Argentine Peso	38,648	387,470	49,862
	$ non-adjustable	124	239	-

Non-current accounts receivable from related parties		2,845	360	501
	Real	2,590	-	-
	Argentine Peso	255	360	501

Investments accounted for using the equity method		2,747	1,770	43,596
	CP	-	-	41,532
	Argentine Peso	2,747	1,770	2,064

Intangible assets other than goodwill		3,682,479	1,810,158	1,381,941
	Real	3,546,461	1,693,544	1,281,994
	CP	77,886	72,952	51,549
	Soles	40,504	35,891	45,721
	Argentine Peso	17,628	7,771	2,677

Goodwill		713,175	714,758	625,492
	Dollars	-	564,354	-
	Real	481,168	131,374	415,898
	CP	20,935	6,368	6,034
	Soles	205,516	11,434	195,361
	Argentine Peso	5,556	1,228	8,199

Property, plant and equipment		8,092,467	7,693,156	7,045,689
	Dólares	21,073	12,933	19,213
	Real	501,029	508,255	433,465
	CP	4,242,687	4,054,898	3,584,891
	Soles	2,340,496	2,203,198	2,129,419
	Argentine Peso	987,182	913,872	878,701

Deferred tax assets		200,371	180,547	153,944
	Real	149,727	139,060	92,453
	CP	2	36,950	35,981
	Argentine Peso	50,642	-	873
	$ non-adjustable	-	4,537	24,637

TOTAL NON CURRENT ASSETS		15,623,569	12,075,678	10,611,120

TOTAL ASSETS		20,168,990	16,851,472	21,754,470

		12-31-17		12-31-2016		01-01-2016
LIABILITIES	Foreign currency	Hasta 90 días	91 días a 1 año	Hasta 90 días	91 días a 1 año	Hasta 90 días	91 días a 1 año
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities		214,719	475,049	344,288	409,569	268,497	700,121
	Dollars	69,430	61,060	28,025	54,772	49,945	396,242
	Real	66,630	195,777	60,551	243,155	23,643	167,243
	CP	51,314	178,756	235,593	69,614	131,179	108,033
	Soles	27,345	32,998	20,119	35,246	36,089	17,018
	Argentine Peso	-	-	-	1,251	27,641	6,773
	U.F.	-	6,458	-	5,531	-	4,812

Trade and other current payables		3,182,862	371,057	2,245,105	227,509	1,699,193	346,577
	Dollars	180,622	1,292	68,700	-	65,565	20,463
	Euros	14,265	-	10,456	-	7,240	-
	Real	1,634,420	80,281	767,306	3,932	640,734	-
	CP	466,730	9,976	459,982	-	358,874	7,672
	Soles	247,799	-	280,062	-	179,565	-
	Argentine Peso	633,939	279,508	553,738	223,577	402,561	318,442
	$ non-adjustable	5,087	-	104,861	-	44,654	-

Current accounts payable to related parties		225,027	-	166,854	-	154,750	-
	Dollars	113,038	-	2,644	-	-	-
	Euros	88,558	-	46,231	-	7,262	-
	Real	16,575	-	4,580	-	19,466	-
	CP	959	-	10,121	-	2,769	-
	Soles	274	-	69	-	-	-
	Argentine Peso	448	-	1,930	-	556	-
	$ non-adjustable	5,175	-	101,279	-	124,697	-

Other current provisions		16,505	253,461	35,484	143,782	10,785	168,469
	Real	10,594	-	1,802	-	3,019	-
	CP	-	33,778	-	36,941	218	109,279
	Soles	4,672	69,185	4,054	19,141	3,497	20,754
	Argentine Peso	-	150,498	11,735	87,700	4,046	38,436
	$ non-adjustable	1,239	-	17,893	-	5	-

Current tax liabilities		172,638	-	168,934	32,533	165,713	35,098
	Dollars	-	-	-	-	1,076	1,068
	Real	32,399	-	48,513	-	28,106	-
	CP	84,650	-	48,018	31,457	40,221	30,175
	Soles	4,344	-	9,566	-	1,624	3,855
	Argentine Peso	51,191	-	62,711	1,076	56,210	-
	$ non-adjustable	54	-	126	-	38,476	-

Other current non-financial liabilities		19,237	3,780	43,753	4,301	1,814	53,422
	Real	-	3,018	1,438	4,301	-	1,843
	CP	148	-	394	-	1,814	-
	Soles	19,089	762	41,921	-	-	51,579

Liabilities associated with disposal groups held for sale or for distribution to owners	$ non-adjustable	-	-	-	-	2,739,738	-
		-	-	-	-	2,739,738	-

TOTAL CURRENT LIABILITIES		3,830,988	1,103,347	3,004,418	817,694	5,040,490	1,303,687

		12-31-17		12-31-2016		01-01-2016
LIABILITIES	Foreign currency	Hasta 90 días	91 días a 1 año	Hasta 90 días	91 días a 1 año	Hasta 90 días	91 días a 1 año
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
NON-CURRENT LIABILITIES
Other non-current financial liabilities		2,744,342	1,605,173	2,007,700	1,572,377	1,547,071	1,054,169
	Dollars	879,855	632,593	263,593	631,463	139,215	48,311
	Real	576,817	77,362	522,124	12,293	283,982	311,108
	CP	1,076,808	673,623	1,003,491	707,810	869,637	555,888
	Soles	186,026	221,595	193,391	217,994	224,420	130,276
	Argentine Peso	-	-	-	-	8,051	-
	U.F.	24,836	-	25,101	2,817	21,766	8,586

Trade and other non-current payables		609,413	450,925	263,329	248,680	151,264	248,004
	Dollars	51,103	-	-	-	21,572	39,844
	Real	416,742	213,268	66,529	-	35,776	505
	Soles	11,206	-	10,091	-	2,160	-
	Argentine Peso	130,347	237,657	186,501	248,680	91,756	207,655
	$ non-adjustable	15	-	208	-	-	-

Other non-current provisions		88,220	572,085	92,917	255,537	66,955	191,928
	Real	-	565,567	-	249,668	-	186,178
	CP	64,264	638	73,711	517	50,782	669
	Soles	2,130	5,880	1,411	5,352	1,325	5,081
	Peso Argentino	21,826	-	17,795	-	14,848	-

Deferred tax liabilities		83,768	371,543	65,895	263,664	72,596	253,957
	Real	8,784	121,597	1,323	11,687	-	22,110
	CP	18,011	-	-	-	-	-
	Soles	11,109	249,947	9,119	251,977	7,316	231,847
	Argentine Peso	37,724	-	55,453	-	65,280	-
	$ non-adjustable	8,140	(1)	-	-	-	-

Non-current provisions for employee benefits		309,594	79,337	244,269	97,084	196,055	67,647
	Real	205,629	21,417	181,118	-	146,133	-
	CP	86,723	40,843	45,397	87,765	34,511	55,944
	Soles	4,526	-	4,067	-	3,729	-
	Argentine Peso	12,716	14,244	10,801	9,319	11,401	7,622
	$ non-adjustable	-	2,833	2,886	-	281	4,081

Other non-current non-financial liabilities		13,705	28,043	12,750	25,419	3,859	24,445
	Real	634	-	-	-	-	-
	CP	6,612	4,470	6,088	3,624	-	-
	Soles	4,062	23,573	5,848	21,795	3,859	24,445
	Argentine Peso	2,397	-	814	-	-	-

TOTAL NON-CURRENT LIABILITIES		3,849,042	3,107,106	2,686,860	2,462,761	2,037,800	1,840,150

TOTAL LIABILITIES		7,680,030	4,210,453	5,691,278	3,280,455	7,078,290	3,143,837